Principles of consolidation (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Campos Novos Energia S.a.
Significant investment in subsidiary or joint operation
Percentage of shares in joint operation	20.98%	20.98%
Cia. Minera Shalipayco S.A.C
Significant investment in subsidiary or joint operation
Percentage of shares in joint operation	75.00%	75.00%
L.D.O.S.P.E. Empreendimentos e Participaes Ltda.
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	100.00%	100.00%
L.D.Q.S.P.E. Empreendimentos e Participaes Ltda.
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	100.00%	100.00%
L.D.R.S.P.E. Empreendimentos e Participaes Ltda.
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	100.00%	100.00%
Mineracao Dardanelos Ltda.
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	100.00%	70.00%
NEXA BR
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	100.00%	100.00%
Mineracao Santa Maria Ltda.
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	99.99%	99.99%
Pollarix S. A.
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	33.33%	33.33%
Karmin Holding Ltda.
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	100.00%
Mineracao Rio Aripuana Ltda.
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	100.00%
Votorantim Metals Canada Inc.
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	100.00%	100.00%
Rayrock Antofagasta S.A.C
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	99.99%	99.99%
Cia. Magistral S.A.C
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	100.00%	100.00%
Nexa Resources El Porvenir S.A.C.
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	99.99%	99.99%
Minera Pampa de Cobre S.A.C
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	99.99%	99.99%
Nexa Resources Cajamarquilla S.A. - "NEXA CJM"
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	99.99%	99.99%
Inversiones Garza Azul S.A.C
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	99.75%	99.75%
NEXA PERU
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	80.23%	80.23%
Nexa Resources Atacocha S.A.A. - "NEXA ATACOCHA"
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	66.62%	66.62%
Minera Bongara S.A.
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	61.00%	61.00%
Nexa Resources UK Ltd. - "NEXA UK"
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	100.00%	100.00%
Votorantim US. Inc.
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	100.00%	100.00%